PENSIONS - Reconciliation of Benefit Obligation (Details) (Pensions, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pensions
Reconciliation of benefit obligation:
Benefit obligation at January 1	$ 52,430,000	$ 51,056,000
Service cost	429,000	459,000	485,000
Interest cost	2,361,000	2,729,000	2,891,000
Actuarial loss	3,890,000	1,751,000
Foreign currency exchange rate changes	509,000	(114,000)
Benefit payments	(5,328,000)	(3,451,000)
Benefit obligation at December 31	54,291,000	52,430,000	51,056,000
Accumulated benefit obligation	$ 52,200,000	$ 51,000,000